NET PREMIUMS EARNED	12 Months Ended
Dec. 31, 2019
NET PREMIUMS EARNED
NET PREMIUMS EARNED
25	NET PREMIUMS EARNED

a)    This item consists of the following:

					Results of
					financial assets
					designated at fair
			Total gross	Premiums ceded	value through	Total Net
	Gross written	Technical reserve	written	to reinsurers and	profit and loss,	premiums
	premiums	adjustment	premiums (*)	co-insurers, net (**)	Note 8	earned
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
2019
Life insurance	1,984,279	(738,421)	1,245,858	(119,310)	93,664	1,220,212
Health insurance	571,006	(22,843)	548,163	(12,828)	—	535,335
General insurance	1,076,595	14,229	1,090,824	(427,022)	—	663,802
Total	3,631,880	(747,035)	2,884,845	(559,160)	93,664	2,419,349

2018
Life insurance	1,821,867	(677,708)	1,144,159	(116,043)	(53,935)	974,181
Health insurance	554,517	(18,383)	536,134	(10,257)	—	525,877
General insurance	1,014,705	(52,051)	962,654	(371,346)	—	591,308
Total	3,391,089	(748,142)	2,642,947	(497,646)	(53,935)	2,091,366

2017
Life insurance	1,498,943	(611,621)	887,322	(106,652)	67,633	848,303
Health insurance	502,148	(5,147)	497,001	(15,294)	—	481,707
General insurance	936,316	(12,496)	923,820	(377,857)	—	545,963
Total	2,937,407	(629,264)	2,308,143	(499,803)	67,633	1,875,973

(*)This item includes earned premiums, reinsurance premiums accepted and coinsurance premiums accepted and received.

(**)“Premiums ceded to reinsurers and coinsurers, net” include:

	2019	2018	2017
	S/(000)	S/(000)	S/(000)
Premiums ceded for automatic contracts (mainly excess of loss), Note 9(b)	(254,839)	(243,427)	(257,617)
Premiums ceded for facultative contracts, Note 9(b)	(289,386)	(288,928)	(263,378)
Annual variation of reserve risk in progress of premiums ceded, Note 9(b)	(14,935)	34,709	21,192
	(559,160)	(497,646)	(499,803)

b)    Gross written premiums by insurance type are described below:

	2019		2018		2017
	S/(000)%		S/(000)%		S/(000)%

Life insurance (i)	1,245,858	43.19	1,144,159	43.29	887,322	38.44
Health insurance (ii)	548,163	19.00	536,134	20.29	497,001	21.54
General insurance (iii)	1,090,824	37.81	962,654	36.42	923,820	40.02
Total	2,884,845	100.00	2,642,947	100.00	2,308,143	100.00

(i)	The breakdown of life insurance gross written premiums is as follows:

	2019		2018		2017
	S/(000)%		S/(000)%		S/(000)%

Credit life	536,091	43.03	507,496	44.36	436,443	49.19
Disability and survival (*)	470,066	37.73	272,144	23.79	237,559	26.77
Individual life (**)	60,705	4.87	203,662	17.80	69,647	7.85
Group life	128,656	10.33	113,273	9.90	117,580	13.25
Annuities	50,340	4.04	47,584	4.15	26,093	2.94
Total	1,245,858	100.00	1,144,159	100.00	887,322	100.00

(*)This item includes Complementary Work Risk Insurance (“SCTR” from its Spanish acronym).

(**)Individual life insurance premiums include Investment Link insurance contracts.

(ii)

Health insurance gross written premiums after adjustments include medical assistance which amounts to S/464.7 million at December 31, 2019 (S/420.5 and S/386.3 million at December 31, 2018 and 2017, respectively) and represents 84.78 percent of this line of business at December 31, 2019 (78.44 and 77.73 percent at December 31, 2018 and 2017,respectively).

(iii)	General insurance gross written premiums consist of the following:

	2019		2018		2017
	S/(000)%		S/(000)%		S/(000)%

Automobile	357,796	32.80	340,236	35.34	308,910	33.44
Fire and allied lines	293,392	26.90	248,832	25.85	244,474	26.46
Theft and robbery	110,395	10.12	91,369	9.49	81,699	8.84
Technical lines (*)	70,364	6.45	64,141	6.66	62,973	6.82
Third party liability	50,024	4.59	49,421	5.13	44,536	4.82
Transport	44,368	4.07	49,441	5.14	46,534	5.04
SOAT (Mandatory automobile line)	41,068	3.76	32,015	3.33	24,573	2.66
Marine Hull	27,005	2.48	27,394	2.85	27,317	2.96
Aviation	42,191	3.87	16,173	1.68	25,185	2.73
Others	54,221	4.96	43,632	4.53	57,619	6.23
Total	1,090,824	100.00	962,654	100.00	923,820	100.00

(*)Technical lines include Contractor’s All Risk (CAR), Machinery breakdown, All Risk (EAR), Electronic equipment (EE), All Risk Contractor’s Equipment (ARCE).